FINANCIAL INSTRUMENTS AND FINANCIAL RISKS (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2023 JPY (¥)
Notes and other explanatory information [abstract]
Cash and cash equivalents	$ 736			¥ 94,054	¥ 119,654	$ 82	¥ 13,348	¥ 69,465
Current assets	9,860				1,603,079		1,252,722
Current liabilities	6,827				¥ 1,109,706		¥ 1,267,664
Cash flows from (used in) operating activities	$ (4,067)	¥ (661,500)	¥ (197,484)	¥ 142,915